Annual Total Returns ((WFA Income Funds - R6), (Wells Fargo Advantage Short Duration Government Bond Fund), Class R6)	0 Months Ended
Jan. 01, 2013
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Bar Chart Table:
Annual Return 2002	6.28%
Annual Return 2003	2.29%
Annual Return 2004	1.45%
Annual Return 2005	1.65%
Annual Return 2006	4.41%
Annual Return 2007	6.25%
Annual Return 2008	4.39%
Annual Return 2009	7.28%
Annual Return 2010	3.94%
Annual Return 2011	2.46%